Common stock (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common stock authorized shares	100,000,000	30,423,297	30,423,297
Par value of authorized common stock (in dollars per share)	$ 0.0003	$ 0.0003	$ 0.0003